Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Statement of Cash Flows [Abstract]
Net income	$ 778,037	$ 3,423,542
Depreciation and amortization	55,243	20,182
Provision for doubtful accounts	(13,931)	11,474
Amortization of right-of-use asset	40,286
Provision for credit losses	309,024	305,128
Imputed interest expense	724,338	762,113
Loss from disposal of assets	4,082
Changes in assets and liabilities
(Increase) decrease in accounts receivable	8,958	37,809
(Increase) decrease in accounts receivable – related party	1,092,111	(488,494)
(Increase) decrease in inventories	(103,928)	73,001
(Increase) decrease in loans to related parties	(6,129,775)	(4,982,838)
(Increase) decrease in due from related parties	(185,084)
(Increase) decrease in other assets	(1,949,313)	10,435
(Decrease) increase in accrued and other liabilities	507,206	22,843
(Decrease) increase in account payable	14,720	(10,306)
(Decrease) increase in accounts payable – related party	(62,511)	91,841
(Decrease) increase in taxes payable	23,271	1,474,958
(Decrease) increase in contract liability	(7,437)	20,370
(Decrease) increase in contract liability – related party	(476,008)	(256,761)
(Decrease) increase in operating lease liabilities	(144,998)
(Decrease) increase in deferred income	1,258,439
(Decrease) increase in other non-current assets	(553,867)
Net cash generated by (used in) operating activities	(4,811,137)	515,297
Cash flows from investing activities
Purchase of fixed assets	(306,576)	(26,778)
Purchase of intangible assets	(3,004)
Acquisition of investment	(1,175,726)
Refund of security deposits		490
Net cash generated by (used in) investing activities	(1,485,306)	(26,288)
Cash flows from financing activities
Proceeds from owner’s injection of capital	38,916	9,046
Stock proceeds for cash	12,809,240
Proceeds from (Repayment to) related party		(173,102)
Net cash provided by (used in) financing activities	12,848,156	(164,056)
Net increase (decrease) of cash and cash equivalents	6,551,713	324,953
Effect of foreign currency translation on cash and cash equivalents	56,690	(2,675)
Cash, cash equivalents, and restricted cash – beginning of period	764,492	442,214
Cash, cash equivalents, and restricted cash – end of period	7,372,895	764,492
Supplementary cash flow information:
Interest received	5,734	390
Interest paid		3,880
Income taxes paid	$ 295,729